IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Market Risk [Line Items]
Total VaR (one-day measure)	$ 53.8	$ 25.6
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	10.3	8.4
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.8	25.1
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	14.1	7.7
Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.6	5.2
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	37.6	6.0
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	13.1	18.2
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(41.7)	(45.0)
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	36.6	31.5
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	10.5	16.8
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	19.3	30.0
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	11.0	7.8
Average risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.1	2.9
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	24.6	4.5
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	19.8	20.3
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(52.7)	(50.8)
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	58.9	44.9
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	21.1	27.7
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.4	40.5
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	29.3	12.0
High risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	10.2	7.8
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	46.0	11.5
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	28.0	29.7
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.9	21.8
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.6	5.1
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	13.7	18.9
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.6	5.2
Low risk [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.2	1.2
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.8	2.2
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 13.1	$ 13.8